Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
20.	Cash and cash equivalents

For the purpose of presentation in the consolidated statements of cash flows and consolidated statements of financial position, cash and cash equivalents includes cash held in banks, money market funds such as call deposits held with financial institutions, short-term deposits including highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and cash amounts held by payment service providers Cash and cash equivalents consist of the following at December 31 (in thousands):

	2019	2020
Cash held in banks	$170,468	$173,206
Money market funds	99,362	1,011,330
Short-term deposits	12,328	333,353
Amounts held by payment service providers	40,271	55,532
Cash and cash equivalents	$322,429	$1,573,421